Corbett Road Tactical Opportunity ETF SCHEDULE OF INVESTMENTS	August 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 59.1%

COMMUNICATION SERVICES – 6.0%

Alphabet, Inc., Class A*	6,495	$702,889
Liberty Media Corp.-Liberty Formula One, Class C*	7,304	465,119
		1,168,008
CONSUMER DISCRETIONARY – 5.7%

Amazon.com, Inc.*	4,241	537,632
O'Reilly Automotive, Inc.*	821	572,335
		1,109,967
CONSUMER STAPLES – 6.9%

Coca-Cola Co. (The)	7,017	433,019
Costco Wholesale Corp.	1,710	892,791
		1,325,810
ENERGY – 2.2%

Exxon Mobil Corp.	4,496	429,773

FINANCIALS – 2.4%

Progressive Corp. (The)	3,771	462,513

HEALTH CARE – 10.2%

Elevance Health, Inc.	1,110	538,472
Eli Lilly & Co.	1,695	510,585
Halozyme Therapeutics, Inc.*	10,648	433,693
Vertex Pharmaceuticals, Inc.*	1,698	478,428
		1,961,178
INDUSTRIALS – 6.9%

Carlisle Cos., Inc.	1,471	434,916
Northrop Grumman Corp.	997	476,556
Quanta Services, Inc.	2,942	415,705
		1,327,177
INFORMATION TECHNOLOGY – 12.4%

Automatic Data Processing, Inc.	1,497	365,882
Jack Henry & Associates, Inc.	2,223	427,260
KLA Corp.	1,159	398,847
Mastercard, Inc., Class A	1,824	591,651
Visa, Inc., Class A	3,123	620,571
		2,404,211
UTILITIES – 6.4%

Exelon Corp.	9,547	419,209
NextEra Energy, Inc.	9,543	811,727
		1,230,936
TOTAL COMMON STOCKS
(Cost $10,978,776)		11,419,573

EXCHANGE-TRADED FUNDS – 38.7%

EQUITY – 14.6%

iShares S&P 100 ETF	5,138	925,405
Vanguard S&P 500 ETF	5,241	1,903,269
		2,828,674

	Number of Shares	Value
EXCHANGE-TRADED FUNDS (Continued)

FIXED INCOME – 24.1%

iShares Short Treasury Bond ETF	42,227	$4,650,460

TOTAL EXCHANGE-TRADED FUNDS
(Cost $7,521,079)		7,479,134

SHORT-TERM INVESTMENTS – 2.2%

Invesco Government & Agency Portfolio - Institutional Class, 2.24%(a)	416,040	416,040
TOTAL SHORT TERM INVESTMENTS
(Cost $416,040)		416,040
TOTAL INVESTMENTS – 100.0%
(Cost $18,915,895)		19,314,747
Other Assets in Excess of Liabilities – 0.0%		6,458
TOTAL NET ASSETS – 100.0%		$19,321,205

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.